Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Off Balance Sheet Items
Debt
9.	Off Balance Sheet Items

The Company organizes a series of investment funds, each of which is represented by a limited liability company (“LLC”) within Forge Investments LLC and by portfolio companies within Forge Investments SPC and Forge Investments II SPC. The funds were formed for the purpose of investing in securities relating to a single private company. Each series of funds consists of a separate and distinct portfolio of investments owned by different investors. The Company utilizes third-party fund administrators to manage the funds and has no ownership interest nor participation in the gains or losses of the entities represented by the funds. The Company paid for the expenses incurred by these entities, including fund insurance expenses of $80 and $331, and fund management expenses of $21 and $30 for the three months ended March 31, 2022 and 2021, respectively, included in transaction-based expenses in condensed consolidated statements of operations and comprehensive (loss) income. Also, the Company paid fund audit fees of $315 and $461 during the three months ended March 31, 2022 and 2021, respectively, included in professional services in condensed consolidated statements of operations and comprehensive (loss) income. The Company did not consolidate Forge Investments LLC and Forge Investment SPC, or the investment funds, because the Company has no direct or indirect interest in Forge Investments LLC and Forge Investment SPC, or the investment funds, and the expenses that the Company pays on behalf of Forge Investments LLC and Forge Investment SPC, or the investment funds, are not significant to those entities. The Company believes its maximum exposure to loss resulting from its involvement with those entities is limited to the payment of future insurance expenses, management expenses and audit fees.

6.	Debt

2019 Convertible Notes

In October 2019, the Company issued convertible notes to investors, which matured in January 2021. At maturity, the note holders had the option to convert the outstanding principal and unpaid accrued interest into shares of the Company’s Series B-1 convertible preferred stock at a conversion price of $12.4168. As of December 31, 2020, the Company had $2,500 outstanding under the 2019 Convertible Notes. In January 2021, one investor converted its convertible note amount of $111 into 8,949 shares of Series B-1 convertible preferred stock; the remaining outstanding convertible notes were fully repaid.

2020 Convertible Notes

In May 2020, the Company entered into a Note and Warrant Purchase Agreement with investors (“2020 Convertible Notes”). A portion of $8,960 of the notes were converted to Series B-1 convertible preferred stock in November 2020, and the remaining $1,750 principal outstanding as of December 31, 2020 was fully repaid in May 2021.

2020 Loan and Security Agreement

In October 2020, the Company entered into a Loan and Security Agreement (“2020 Loan and Security Agreement,” or “2020 Term Loan”) with another lending institution that provided for a term loan in the amount of $15,000. As of December 31, 2020, the Company had $15,000 outstanding under the term loan. The Company fully repaid the term loan in April 2021.

The Company did not have any outstanding debt as of December 31, 2021.